Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (96.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.1%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$100,000	$109,276
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	123,811

			233,087
Arizona (2.0%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	35,000	35,873
AZ State Lottery Rev. Bonds, 5.00%, 7/1/25(WIS)	AA+	150,000	182,142

			218,015
California (9.4%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	110,000	117,531
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), Ser. C, 3.25%, 12/1/27	A-	150,000	162,282
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	108,942
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	205,020
San Bernardino Cnty., FRB, Ser. C, 2.46%, 8/1/23	AA+	250,000	246,269
San Mateo, Union High School Dist. COP, (Phase I), Ser. B, AMBAC, U.S. Govt. Coll., stepped-coupon zero % (5.00%, 12/15/19), 12/15/43 (Prerefunded 12/15/24)(STP)	AAA/P	160,000	188,333

			1,028,377
Colorado (3.8%)
CO State Hlth. Fac. Auth. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22 (Prerefunded 6/1/22)	BBB+	75,000	82,856
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.468%, 9/1/39	A2	100,000	100,757
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	124,899
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	105,200

			413,712
District of Columbia (1.8%)
D.C. Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	198,723

			198,723
Florida (2.0%)
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A , 5.00%, 10/1/25	A1	100,000	121,037
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	100,000	101,793

			222,830
Georgia (3.4%)
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	100,000	109,980
Main St. Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	200,000	211,724
Main Street Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A2	50,000	52,641

			374,345
Illinois (10.9%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	79,762
Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	BB-	50,000	52,853
(School Reform), Ser. A, NATL, zero %, 12/1/21	Baa2	100,000	94,933
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/23	A	100,000	111,726
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	58,301
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	119,165
IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	115,197
5.00%, 7/1/23	Baa3	50,000	55,086
Ser. D, 5.00%, 11/1/21	Baa3	150,000	159,218
Ser. A, 5.00%, 4/1/21	Baa3	100,000	105,010
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	118,186
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	50,229
Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	21,331
5.25%, 6/1/20	A	50,000	51,437

			1,192,434
Indiana (1.0%)
Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	111,187

			111,187
Kentucky (2.3%)
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	30,000	30,676
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	224,218

			254,894
Maryland (0.8%)
MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	86,671

			86,671
Michigan (1.0%)
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BB+	100,000	114,108

			114,108
Minnesota (4.2%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	40,000	42,379
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/21	Aa2	300,000	314,877
Ser. A, 3.00%, 3/1/20	Ba2	100,000	100,487

			457,743
Mississippi (0.9%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	100,000	100,429

			100,429
Missouri (0.9%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/20	Baa3	100,000	101,609

			101,609
Nevada (2.9%)
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	22,042
NV State Dept. of Bus. & Ind. 144A Mandatory Put Bonds (12/2/19), (Republic Services, Inc.), 1.875%, 12/1/26	BBB+	300,000	300,321

			322,363
New Jersey (2.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B, 5.00%, 11/1/26	Baa1	100,000	121,197
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
5.00%, 9/15/23	Baa1	75,000	84,971
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	25,612

			231,780
New Mexico (0.9%)
Farmington, Poll. Control Mandatory Put Bonds (10/1/21), (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	100,906

			100,906
New York (3.7%)
Metro. Trans. Auth. Rev. Bonds
Ser. C-1, 4.00%, 11/15/34	A1	100,000	115,803
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	100,000	116,908
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	50,000	50,363
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	121,057

			404,131
Ohio (4.2%)
Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	111,778
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB-/F	50,000	51,373
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23	A	50,000	57,241
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	119,382
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	100,000	116,647

			456,421
Pennsylvania (14.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	247,748
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	114,650
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	43,797
PA State COP, Ser. A, 5.00%, 7/1/30	A2	175,000	220,092
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	200,000	200,398
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	104,212
PA State Tpk. Comm. Rev. Bonds
Ser. 2, 5.00%, 12/1/31	A2	200,000	248,134
Ser. B-1, 5.00%, 6/1/29	A3	100,000	122,554
Pittsburgh, Wtr. & Swr. Auth. Rev. Bonds, Ser. B, AGM, 4.00%, 9/1/34	AA	150,000	176,279
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	56,504

			1,534,368
Puerto Rico (2.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, NATL, 5.50%, 7/1/29	Baa2	30,000	33,023
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	140,000	150,968
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. N, AMBAC, 5.50%, 7/1/29	C	25,000	27,954
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. A, AMBAC, zero %, 7/1/29	C	130,000	80,954

			292,899
South Carolina (1.0%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. B, 5.00%, 12/1/38	A2	100,000	112,250

			112,250
Texas (16.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
4.00%, 12/1/31	AAA	200,000	227,686
4.00%, 12/1/31	AAA	165,000	190,613
Central TX Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/37	A-	200,000	241,986
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	290,218
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	200,000	214,536
Georgetown, G.O. Bonds, 4.00%, 8/15/33	AA+	285,000	332,604
Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB	100,000	102,537
Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33(WIS)	Aa2	200,000	255,842

			1,856,022
Washington (0.9%)
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.518%, 1/1/42	A+	100,000	100,947

			100,947
Wisconsin (0.9%)
Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/25	BBB-	100,000	103,479

			103,479

Total municipal bonds and notes (cost $10,177,543)			$10,623,730

SHORT-TERM INVESTMENTS (0.2%)(a)
	Principal amount/ shares	Value
U.S. Treasury Bills 2.030%, 10/10/19(SEG)	$25,000	$24,949

Total short-term investments (cost $24,946)		$24,949
TOTAL INVESTMENTS

Total investments (cost $10,202,489)		$10,648,679

FUTURES CONTRACTS OUTSTANDING at 8/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	1	$144,438	$144,438	Dec-19	$(221)

Unrealized appreciation					—

Unrealized (depreciation)					(221)

Total					$(221)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,978,106.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,986.
(WIS)	When-issued security.
	At the close of the reporting period, the fund maintained liquid assets totaling $423,745 to cover the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.089% and 2.13763%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	15.3%
	Local debt	13.1
	Healthcare	11.9
	Utilities	10.7
	Education	10.1
	State debt	10.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$10,623,730	$—
Short-term investments	—	24,949	—

Totals by level	$—	$10,648,679	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	(221)	—	—

Totals by level	$(221)	$—	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com